LOSSES PER SHARE (Schedule of earnings per share basic and diluted from discontinued operations) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for income per share	418,911,292	418,911,292	408,310,122	414,872,756
Numerator:
Net income from discontinued operations attributable to ordinary shareholders	¥ 12,343	$ 1,794	¥ 15,327	¥ 707
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	418,911,292	418,911,292	408,310,122	414,872,756
Denominator used for income per share	418,911,292	418,911,292	408,310,122	414,872,756
Common Class A [Member]
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share—basic	¥ 9,247	$ 1,345	¥ 6,245	¥ 295
Denominator:
Denominator used for income per share	344,510,993	344,510,993	333,909,823	339,429,946
Income per share from discontinued operations — basic | (per share)	¥ 0.03	$ 0.004	¥ 0.02	¥ 0.001
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share— diluted	¥ 9,247	$ 1,345	¥ 6,245	¥ 295
Reallocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	1,997	290	1,391	66
Net income from discontinued operations attributable to ordinary shareholders	¥ 11,244	$ 1,635	¥ 7,636	¥ 361
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	344,510,993	344,510,993	333,909,823	339,429,946
Conversion of Class B to Class A ordinary shares	74,400,299	74,400,299	74,400,299	75,442,810
Share options
Denominator used for income per share	418,911,292	418,911,292	408,310,122	414,872,756
Losses per share from discontinued operations—diluted | (per share)	¥ 0.03	$ 0.004	¥ 0.02	¥ 0.001
Income from discontinued operations per ADS:
Denominator used for income per ADS - basic	34,451,099	34,451,099	33,390,982	33,942,995
Denominator used for income per ADS - diluted	41,891,129	41,891,129	40,831,012	41,487,276
Income from discontinued operations per ADS – basic | (per share)	¥ 0.27	$ 0.04	¥ 0.19	¥ 0.01
Income from discontinued operations per ADS – diluted | (per share)	¥ 0.27	$ 0.04	¥ 0.19	¥ 0.01
Common Class B [Member]
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share—basic	¥ 1,997	$ 290	¥ 1,391	¥ 66
Denominator:
Denominator used for income per share	74,400,299	74,400,299	74,400,299	75,442,810
Income per share from discontinued operations — basic | (per share)	¥ 0.03	$ 0.004	¥ 0.02	¥ 0.001
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share— diluted	¥ 1,997	$ 290	¥ 1,391	¥ 66
Reallocation of net income from discontinued operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares
Net income from discontinued operations attributable to ordinary shareholders	¥ 1,997	$ 290	¥ 1,391	¥ 66
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	74,400,299	74,400,299	74,400,299	75,442,810
Conversion of Class B to Class A ordinary shares
Share options
Denominator used for income per share	74,400,299	74,400,299	74,400,299	75,442,810
Losses per share from discontinued operations—diluted | (per share)	¥ 0.03	$ 0.004	¥ 0.02	¥ 0.001
Income from discontinued operations per ADS:
Denominator used for income per ADS - basic
Denominator used for income per ADS - diluted
Income from discontinued operations per ADS – basic | (per share)
Income from discontinued operations per ADS – diluted | (per share)